Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	001-39546
Entity Registrant Name	Proterra Inc
Entity Central Index Key	0001820630
Entity Tax Identification Number	90-2099565
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1815 Rollins Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	864
Local Phone Number	438-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false